UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities — 5.3%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	736	$783,586
AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	633,212
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	423,500
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	215,095
Class C, 2.20%, 10/16/17		125	128,170
Class D, 3.09%, 8/15/18		160	164,234
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,199,899
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,986,158
DT Auto Owner Trust, Class C (a):
Series 2011-2A, 3.05%, 2/16/16		1,500	1,500,717
Series 2011-3A, 4.03%, 2/15/17		260	263,276
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.11%, 1/15/16 (b)		180	180,409
Series 2012-1, Class C, 1.71%, 1/15/16 (b)		480	482,720
Series 2012-1, Class D, 2.31%, 1/15/16 (b)		450	452,540
Series 2012-2, Class B, 2.32%, 1/15/19		245	252,435
Series 2012-2, Class C, 2.86%, 1/15/19		105	109,049
Series 2012-2, Class D, 3.50%, 1/15/19		200	207,578
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.32%, 7/25/37 (b)		55	54,739
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.42%, 8/23/27		525	499,480
Series 2008-3, Class A4, 1.96%, 11/25/24		620	650,505
PFS Financing Corp., Series 2012-AA, Class A, 1.41%, 2/15/16 (a)(b)		480	483,993
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		488	492,270

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust (a) (concluded):
Series 2011-S1A, Class C, 2.01%, 8/15/16	USD	343	$344,604
Series 2011-S1A, Class D, 3.15%, 8/15/16		351	353,884
Series 2011-WO, Class C, 3.19%, 10/15/15		575	590,259
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		870	876,227
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,056,624
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	702,524
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	749,201
Series 2011-1, Class D, 4.01%, 2/15/17		940	983,688
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		231	231,552
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		251	252,116
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		596	601,019
Series 2012-1, Class B, 2.72%, 5/16/16		240	245,593
Series 2012-1, Class C, 3.78%, 11/15/17		325	340,429
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.59%, 6/15/21 (b)		184	180,163
Series 2008-5, Class A3, 1.62%, 1/25/18 (b)		525	535,340
Series 2008-5, Class A4, 2.02%, 7/25/23 (b)		630	664,322
Series 2012-A, Class A1, 1.61%, 8/15/25 (a)(b)		314	317,211
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	373,142
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		138	146,835
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,202,490

			21,910,788

Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,057	318,192

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29 (a)	USD	5,754	$436,969

			755,161

Total Asset-Backed Securities – 5.5%			22,665,949

Common Stocks – 0.0%		Shares

Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		152	3

Corporate Bonds		Par (000)

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	260	281,125
United Technologies Corp.:
4.88%, 5/01/15 (d)		1,250	1,374,202
6.13%, 7/15/38		750	1,017,234

			2,672,561

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through, Series 2010-1, Class B, 6.00%, 1/12/19		622	635,494
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,673	1,739,920

			2,375,414

Auto Components — 1.1%
Icahn Enterprises LP:
4.00%, 8/15/13 (a)(b)(e)		2,900	2,918,270
4.00%, 8/15/13 (b)(e)		665	669,189
8.00%, 1/15/18		1,000	1,062,500

			4,649,959

Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		250	248,125

Capital Markets — 4.7%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)		2,955	3,765,317
E*Trade Financial Corp., 12.50%, 11/30/17		1,440	1,620,504
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20		1,215	1,391,579
5.25%, 7/27/21		3,175	3,630,530
Corporate Bonds		Par (000)	Value

Capital Markets (concluded)
The Goldman Sachs Group, Inc. (d) (concluded):
5.75%, 1/24/22	USD	1,815	$2,154,374
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(f)		225	—
Morgan Stanley:
2.81%, 5/14/13 (b)		1,880	1,895,764
4.20%, 11/20/14		680	711,260
4.00%, 7/24/15		400	418,418
6.25%, 8/28/17		1,925	2,167,979
Murray Street Investment Trust I, 4.65%, 3/09/17		1,640	1,760,724

			19,516,449

Chemicals — 0.7%
The Dow Chemical Co., 4.13%, 11/15/21		350	381,173
Huntsman International LLC, 4.88%, 11/15/20 (a)		725	717,750
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		240	248,400
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,385	1,416,163

			2,763,486

Commercial Banks — 4.2%
CIT Group, Inc.:
5.38%, 5/15/20		1,650	1,761,375
5.00%, 8/15/22		360	377,448
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.88%, 2/08/22 (d)		1,390	1,509,420
3.95%, 11/09/22		1,500	1,520,166
Depfa ACS Bank, 5.13%, 3/16/37 (a)		4,150	3,263,506
Eksportfinans ASA, 5.50%, 6/26/17		1,000	1,051,500
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)(d)		1,400	1,443,750
HSBC Bank Plc, 3.10%, 5/24/16 (a)(d)		695	739,213
HSBC Holdings Plc, 6.10%, 1/14/42 (d)		305	407,474
Wachovia Corp., 5.25%, 8/01/14 (d)		3,420	3,663,884
Wells Fargo & Co., 3.50%, 3/08/22 (d)		1,390	1,497,533

			17,235,269

Commercial Services & Supplies — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		245	256,025
Clean Harbors, Inc., 5.25%, 8/01/20		390	400,725
HDTFS, Inc. (a):
5.88%, 10/15/20		305	314,912

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
HDTFS, Inc. (a) (concluded):
6.25%, 10/15/22	USD	385	$398,956
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,433,850
West Corp., 8.63%, 10/01/18		135	139,388

			2,943,856

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		4,340	4,342,170
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	579,025

			4,921,195

Computers & Peripherals — 0.0%
NCR Corp., 5.00%, 7/15/22 (a)		120	121,500

Construction & Engineering — 0.3%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	216,979
URS Corp., 5.00%, 4/01/22 (a)		975	1,014,212

			1,231,191

Construction Materials — 0.5%
HD Supply, Inc. (a):
8.13%, 4/15/19		570	642,675
11.50%, 7/15/20		1,025	1,119,813
Lafarge SA, 7.13%, 7/15/36		135	137,700

			1,900,188

Consumer Finance — 1.1%
Discover Financial Services, 3.85%, 11/21/22 (a)		250	251,935
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	326,082
8.13%, 1/15/20		1,265	1,607,637
4.25%, 9/20/22		800	830,766
SLM Corp.:
6.25%, 1/25/16		651	706,335
Series A, 0.62%, 1/27/14 (b)		600	591,147
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	391,125

			4,705,027

Containers & Packaging — 0.5%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	EUR	425	590,320
7.38%, 10/15/17	USD	200	217,750
Sealed Air Corp., 6.50%, 12/01/20 (a)		775	809,875
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)		410	413,075

			2,031,020

Diversified Consumer Services — 1.2%
313 Group, Inc., 6.38%, 12/01/19 (a)		634	624,490
Corporate Bonds		Par (000)	Value

Diversified Consumer Services (concluded)
Service Corp. International, 4.50%, 11/15/20	USD	1,240	$1,255,500
The Unique Pub Finance Co. Plc:
Series A4, 5.66%, 6/30/27	GBP	1,034	1,441,263
Series M, 7.40%, 3/28/24		453	576,990
Series N, 6.46%, 3/30/32		1,195	1,177,461

			5,075,704

Diversified Financial Services — 8.3%
Aircastle Ltd., 6.25%, 12/01/19 (a)	USD	705	715,575
Ally Financial, Inc.:
8.30%, 2/12/15		860	961,050
5.50%, 2/15/17		1,500	1,597,500
6.25%, 12/01/17		160	176,726
8.00%, 3/15/20		560	688,800
8.00%, 11/01/31		300	381,000
Bank of America Corp., 5.63%, 7/01/20 (d)		1,100	1,298,678
Capital One Financial Corp., 4.75%, 7/15/21		975	1,127,144
Citigroup, Inc.:
5.00%, 9/15/14		285	300,108
4.59%, 12/15/15 (d)		7,245	7,922,161
General Electric Capital Corp., 6.75%, 3/15/32 (d)		2,500	3,261,872
JPMorgan Chase & Co.:
6.30%, 4/23/19 (d)		1,375	1,699,200
Series 1, 7.90%(b)(g)		3,500	3,953,950
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17 (d)		2,045	2,421,975
Moody's Corp., 4.50%, 9/01/22		900	962,655
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	550	740,339
7.88%, 8/15/19	USD	560	616,000
5.75%, 10/15/20 (a)		1,000	1,022,500
6.88%, 2/15/21		1,255	1,352,262
Spirit Issuer Plc, Series A3, 5.86%, 12/28/21	GBP	1,620	2,361,891
WMG Acquisition Corp., 11.50%, 10/01/18	USD	562	635,060

			34,196,446

Diversified Telecommunication Services — 2.7%
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	717,970
8.63%, 7/15/20		580	630,750
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,539,062
Verizon Communications, Inc.:
3.50%, 11/01/21		500	549,922
6.40%, 2/15/38 (d)		3,396	4,602,436
Windstream Corp., 7.88%, 11/01/17		200	221,500

			11,261,640

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Electric Utilities — 6.6%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18	USD	121	$162,543
5.95%, 12/15/36		217	251,330
CMS Energy Corp., 5.05%, 3/15/22		917	1,018,250
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	413,627
6.00%, 1/15/38 (d)		850	1,127,539
4.25%, 12/15/41 (d)		375	398,358
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,575	2,186,398
EDF SA, 5.60%, 1/27/40 (a)(d)		1,400	1,630,142
Florida Power Corp. (d):
6.35%, 9/15/37		1,450	1,985,295
6.40%, 6/15/38		340	467,064
Georgia Power Co., 3.00%, 4/15/16 (d)		800	859,546
Hydro-Quebec (d):
9.40%, 2/01/21		390	582,777
8.40%, 1/15/22		730	1,056,290
8.05%, 7/07/24		1,900	2,820,157
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	317,978
Nisource Finance Corp.:
6.40%, 3/15/18		280	337,928
5.25%, 2/15/43		500	536,164
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	2,014,743
PacifiCorp., 6.25%, 10/15/37		650	886,587
Public Service Co. of Colorado, 6.25%, 9/01/37 (d)		1,350	1,893,657
Southern California Edison Co.:
5.63%, 2/01/36		675	870,921
Series 08-A 5.95%, 2/01/38 (d)		1,100	1,494,020
Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,000	1,313,108
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37	USD	1,920	2,573,729

			27,198,151

Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	597,400

Energy Equipment & Services — 3.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	553,700
Ensco Plc:
3.25%, 3/15/16		160	170,600
4.70%, 3/15/21		1,745	1,986,173
EOG Resources, Inc., 2.63%, 3/15/23		1,898	1,926,937
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		807	831,210
Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
MEG Energy Corp., 6.50%, 3/15/21 (a)	USD	560	$584,500
Noble Holding International Ltd., 5.25%, 3/15/42		350	379,833
Peabody Energy Corp., 6.25%, 11/15/21		2,610	2,707,875
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,940	1,940,000
Transocean, Inc.:
5.05%, 12/15/16		850	946,249
6.50%, 11/15/20		350	421,566

			12,448,643

Food Products — 1.4%
Darling International, Inc., 8.50%, 12/15/18		335	383,994
Kraft Foods Group, Inc. (a):
5.38%, 2/10/20		1,570	1,899,833
5.00%, 6/04/42		997	1,118,430
Mondelez International, Inc., 5.38%, 2/10/20		1,430	1,739,964
Post Holdings, Inc., 7.38%, 2/15/22 (a)		749	800,494

			5,942,715

Gas Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41		700	897,720

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,423,101
DJO Finance LLC, 7.75%, 4/15/18		40	37,300
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20		200	207,500
6.63%, 11/15/22		275	288,063
Teleflex, Inc., 6.88%, 6/01/19		385	414,837

			2,370,801

Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	561,750
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	421,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	693,870
HCA, Inc.:
8.50%, 4/15/19	USD	17	19,083
6.50%, 2/15/20		1,895	2,127,137
7.88%, 2/15/20		135	151,706
7.25%, 9/15/20		50	55,750
4.75%, 5/01/23		2,255	2,277,550
IASIS Healthcare LLC, 8.38%, 5/15/19		1,000	945,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	550,450

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
inVentiv Health, Inc., 10.00%, 8/15/18 (a)	USD	40	$34,800
Omnicare, Inc., 7.75%, 6/01/20		805	890,531
Symbion, Inc., 8.00%, 6/15/16		455	468,650
Tenet Healthcare Corp.:
10.00%, 5/01/18		370	421,800
8.88%, 7/01/19		1,150	1,288,000
4.75%, 6/01/20 (a)		783	788,873
UnitedHealth Group, Inc., 2.88%, 3/15/22		2,000	2,060,922
WellPoint, Inc., 4.65%, 1/15/43 (d)		3,995	4,193,707

			17,950,579

Health Care Technology — 0.6%
Amgen, Inc. (d):
6.40%, 2/01/39		750	962,243
5.15%, 11/15/41		1,500	1,710,755

			2,672,998

Hotels, Restaurants & Leisure — 0.1%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)		180	173,700
MGM Resorts International, 11.13%, 11/15/17		265	290,838

			464,538

Household Durables — 0.3%
Standard Pacific Corp., 10.75%, 9/15/16		1,000	1,225,000

Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	259,460

Independent Power Producers & Energy Traders — 0.6%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	USD	1,955	2,179,825
NRG Energy, Inc., 6.63%, 3/15/23 (a)		435	450,225

			2,630,050

Industrial Conglomerates — 0.6%
The ADT Corp., 4.88%, 7/15/42 (a)		539	544,470
Sequa Corp. (a):
11.75%, 12/01/15		760	786,600
13.50%, 12/01/15		927	964,580
Smiths Group Plc, 3.63%, 10/12/22 (a)		180	181,019

			2,476,669

Insurance — 4.5%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	699,665
American International Group, Inc.:
3.80%, 3/22/17 (d)	USD	5,580	6,009,878
5.45%, 5/18/17		800	916,538
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	311,700
Corporate Bonds		Par (000)	Value

Insurance (concluded)
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	$401,215
5.13%, 4/15/22		930	1,058,783
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,107,262
Lincoln National Corp., 6.25%, 2/15/20		630	750,077
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,710,108
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)(d)		775	826,552
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	462,271
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	317,050
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	292,671
Prudential Financial, Inc. (d):
4.75%, 9/17/15	USD	1,220	1,344,121
7.38%, 6/15/19		300	383,296
5.38%, 6/21/20		250	293,484
4.50%, 11/15/20		400	447,948
5.70%, 12/14/36		950	1,079,956

			18,412,575

IT Services — 0.6%
First Data Corp. (a):
7.38%, 6/15/19		205	210,638
8.88%, 8/15/20		1,000	1,095,000
6.75%, 11/01/20		670	675,025
8.25%, 1/15/21		55	54,863
SunGard Data Systems, Inc., 7.38%, 11/15/18		490	522,462

			2,557,988

Leisure Equipment & Products — 0.1%
Mattamy Group Corp., 6.50%, 11/15/20 (a)		390	390,000

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	252,963

Machinery — 0.3%
UR Merger Sub Corp. (a):
5.75%, 7/15/18		194	209,035
7.38%, 5/15/20		495	540,787
7.63%, 4/15/22		455	503,913

			1,253,735

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,100	1,347,500

Media — 7.3%
Affinion Group, Inc., 7.88%, 12/15/18		1,505	1,204,000

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
AMC Networks, Inc., 7.75%, 7/15/21	USD	320	$363,200
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		306	277,313
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		671	667,645
6.50%, 11/15/22		1,814	1,823,070
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,993,772
Cox Communications, Inc. (a):
6.95%, 6/01/38		1,000	1,339,521
8.38%, 3/01/39		1,735	2,640,673
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	300,670
5.15%, 3/15/42		2,100	2,109,335
Intelsat Luxembourg SA:
11.25%, 2/04/17		750	795,000
11.50%, 2/04/17 (h)		420	445,725
NBC Universal Media LLC:
5.15%, 4/30/20		1,974	2,349,569
4.38%, 4/01/21		1,015	1,152,589
The New York Times Co., 6.63%, 12/15/16		1,800	1,962,000
Omnicom Group, Inc., 3.63%, 5/01/22		2,355	2,467,703
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,295,109
5.88%, 11/15/40		460	532,502
5.50%, 9/01/41		920	1,022,849
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,148,242
6.10%, 7/15/40		615	757,265
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17		454	492,590
5.50%, 1/15/23		250	250,000
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	358,050
7.00%, 1/15/18	GBP	792	1,370,416

			30,118,808

Metals & Mining — 4.0%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,531,119
ArcelorMittal:
9.50%, 2/15/15		395	439,972
4.25%, 2/25/15		335	338,366
4.25%, 8/05/15		285	287,908
4.25%, 3/01/16		175	175,763
Barrick Gold Corp., 2.90%, 5/30/16		1,685	1,775,484
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)(d)		1,566	1,584,817
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,649,640
Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	USD	540	$549,327
New Gold, Inc. (a):
7.00%, 4/15/20		105	111,563
6.25%, 11/15/22		435	444,788
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	500,577
Novelis, Inc., 8.75%, 12/15/20		4,105	4,597,600
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,592,278

			16,579,202

Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (a)		650	667,875

Oil, Gas & Consumable Fuels — 10.9%
Access Midstream Partners LP, 6.13%, 7/15/22		400	424,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,222,365
BP Capital Markets Plc, 3.13%, 10/01/15		330	351,252
Burlington Resources Finance Co., 7.40%, 12/01/31 (d)		950	1,386,571
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	406,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	1,001,852
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	194,970
CONSOL Energy, Inc.:
8.00%, 4/01/17		514	549,980
8.25%, 4/01/20		166	177,205
Denbury Resources, Inc., 8.25%, 2/15/20		595	672,350
Devon Energy Corp., 7.95%, 4/15/32		650	955,157
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	396,906
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	292,091
Energy Transfer Partners LP, 6.50%, 2/01/42		500	584,577
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	608,850
Enterprise Products Operating LLC:
4.05%, 2/15/22		1,250	1,383,755
6.13%, 10/15/39		700	850,025
5.95%, 2/01/41		500	584,800
Series L, 6.30%, 9/15/17		600	731,267
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(d)		505	660,846
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,564,709

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan Energy Partners LP (concluded):
6.50%, 9/01/39	USD	3,000	$3,700,461
6.55%, 9/15/40		110	138,360
6.38%, 3/01/41		160	197,294
Linn Energy LLC, 6.25%, 11/01/19 (a)		405	406,519
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,307,577
MidAmerican Energy Co., 5.80%, 10/15/36		800	1,036,118
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,204,205
6.50%, 9/15/37		2,115	2,863,513
Newfield Exploration Co., 5.63%, 7/01/24		710	759,700
Nexen, Inc.:
6.40%, 5/15/37		400	512,670
7.50%, 7/30/39		670	966,644
Offshore Group Investments Ltd., 11.50%, 8/01/15		163	179,300
PBF Holding Co. LLC, 8.25%, 2/15/20 (a)		145	152,250
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	303,000
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,414,539
5.75%, 1/20/20		1,760	2,010,594
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	372,371
Plains Exploration & Production Co., 6.88%, 2/15/23		950	978,500
Premier Oil Plc, 5.00%, 6/09/18		1,900	1,947,500
Range Resources Corp., 5.75%, 6/01/21		941	999,812
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,120	1,209,600
6.50%, 11/01/20 (a)		475	475,000
SandRidge Energy, Inc., 7.50%, 2/15/23		390	405,600
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,030	1,282,628
Tesoro Corp., 5.38%, 10/01/22		360	374,400
Western Gas Partners LP:
5.38%, 6/01/21		715	820,069
4.00%, 7/01/22		200	209,564
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,088,345

			45,315,661

Paper & Forest Products — 1.2%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,085,000
Domtar Corp., 6.25%, 9/01/42		2,000	2,177,746
Corporate Bonds		Par (000)	Value

Paper & Forest Products (concluded)
International Paper Co.:
7.50%, 8/15/21	USD	75	$98,862
4.75%, 2/15/22		420	476,367
6.00%, 11/15/41		435	529,480
NewPage Corp., 11.38%, 12/31/14 (c)(f)		1,240	595,200

			4,962,655

Pharmaceuticals — 0.4%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	293,924
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., (FKA Pharmaceutical Product Development, Inc.), 9.50%, 12/01/19 (a)	USD	520	585,000
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		575	610,938

			1,489,862

Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group LP, 4.75%, 3/15/42		835	899,536
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	305,539
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,317,805

			2,522,880

Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22 (a)		440	425,700
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	722	1,127,209
Realogy Corp. (a)(d):
7.88%, 2/15/19	USD	369	391,140
7.63%, 1/15/20		520	579,800
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	305	340,564

			2,864,413

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,182,989
The Hertz Corp., 7.38%, 1/15/21		1,375	1,495,313

			2,678,302

Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390	391,950

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Software — 0.4%
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	555	$571,650
Oracle Corp., 5.38%, 7/15/40 (d)		800	1,011,066

			1,582,716

Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36		830	1,101,368
QVC, Inc. (a):
7.50%, 10/01/19		85	93,614
7.38%, 10/15/20		35	38,801
5.13%, 7/02/22		965	1,022,561

			2,256,344

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,158,500

Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,322,682
10.20%, 2/06/39		1,389	2,340,448
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,065,121

			4,728,251

Wireless Telecommunication Services — 2.6%
America Movil SAB de CV, 2.38%, 9/08/16		800	835,849
Cricket Communications, Inc., 7.75%, 5/15/16		850	898,875
Crown Castle International Corp., 5.25%, 1/15/23 (a)		465	485,925
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,940,408
Digicel Group Ltd. (a):
8.25%, 9/01/17		150	160,875
8.25%, 9/30/20		900	956,250
MetroPCS Wireless, Inc., 6.63%, 11/15/20		750	793,125
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,706,215
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	407,676
Sprint Capital Corp.:
6.88%, 11/15/28		490	504,700
8.75%, 3/15/32		350	415,625
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	653,225
7.00%, 3/01/20		770	891,275

			10,650,023

Total Corporate Bonds – 83.9%			347,165,957

Foreign Agency Obligations – 0.1%	Par (000)	Value

Italy Government International Bond, 5.38%, 6/15/33	USD	470	$463,204

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14	1,525	1,462,795
District of Columbia, Refunding RB, The Howard University Issue, Series B, 7.63%, 10/01/35	1,000	1,247,010
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	950	1,296,417
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40	1,260	1,694,032
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	670	989,952
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57	1,000	1,125,320
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second Generation Resolution:
Build America Bonds, Series GG, 5.72%, 6/15/42	690	921,447
Series EE, 5.38%, 6/15/43	385	473,931
Series EE, 5.50%, 6/15/43	465	580,641
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39	550	687,654
5.60%, 3/15/40	950	1,202,862
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	395	503,345
State of California, GO, Build America Bonds:
7.63%, 3/01/40	860	1,249,425
Various Purpose, 7.55%, 4/01/39	140	203,505
State of Illinois, GO, Pension Funding, 5.10%, 6/01/33	1,000	1,014,620
University of California, RB, Build America Bonds, 5.95%, 5/15/45	440	548,253

Total Municipal Bonds – 3.7%	15,201,209

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations — 2.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	USD	993	$858,947
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—(i)	38
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,478	1,280,149
Series 2006-OA21, Class A1, 0.40%, 3/20/47 (b)		834	538,459
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.41%, 4/25/46 (b)		325	209,866
Series 2007-10, Class A22, 6.00%, 7/25/37		572	501,501
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		1,252	1,232,349
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (b)		955	970,334
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.39%, 12/25/36 (b)		593	450,029
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		819	693,141
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.97%, 5/25/36 (b)		665	496,573
Monastery BV, Series 2004-I, Class A2, 0.59%, 3/17/37 (b)	EUR	993	1,073,941
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	USD	1,289	1,364,389
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.93%, 5/25/47 (b)		360	287,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		49	47,040

			10,003,770

Commercial Mortgage-Backed Securities — 11.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2006-6, Class A2, 5.31%, 10/10/45		1,402	1,422,754
Series 2007-1, Class A4, 5.45%, 1/15/49		500	579,584
Series 2007-2, Class A4, 5.63%, 4/10/49 (b)		750	876,733
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	880,404
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.06%, 12/10/49 (b)	USD	1,200	$1,453,166
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,217,160
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515	1,809,674
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.77%, 6/10/46 (b)		1,750	1,900,356
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	710,373
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.00%, 6/15/38 (b)		1,000	1,096,192
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,862,646
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		1,010	1,172,400
DBRR Trust, Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)		365	423,363
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		481	481,408
Class D, 5.50%, 11/05/27		210	210,566
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		1,090	1,091,823
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		458	457,492
Greenwich Capital Commercial Funding Corp, Class A4:
Series 2006-GG7, 5.87%, 7/10/38 (b)		1,169	1,349,115
Series 2007-GG9, 5.44%, 3/10/39		2,165	2,496,990
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)(d)		430	493,241
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820	867,355
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330	356,978
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720	642,662

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.30%, 6/15/29	USD	359	$365,772
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,467,536
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,225	6,249,737
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460	1,751,521
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		1,000	1,064,499
Morgan Stanley Capital I:
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (b)		4,000	4,646,368
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		354	339,234
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		985	990,417
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		4,271	4,290,426
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)		2,285	2,704,302
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		700	758,510
Class C, 5.04%, 8/15/45 (b)		900	972,759

			49,453,516

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.05%, 6/19/27 (a)(b)		1,962	41,001

Interest Only Commercial Mortgage-Backed Securities — 1.6%
Morgan Stanley Bank of America Merrill Lynch Trust, 2.10%, 8/15/45 (a)(b)		15,934	1,811,103
Morgan Stanley Capital I, Series 2012-C4, Class XA, 2.88%, 3/15/45 (a)(b)		9,584	1,420,868
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		699	706,425
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.42%, 8/15/45		6,097	836,847
Series 2012–C9, 2.45%, 11/15/45		10,870	1,574,498

			6,349,741

Total Non-Agency Mortgage-Backed Securities – 15.9%			65,848,028

Preferred Securities		Par (000)	Value

Capital Trusts

Capital Markets — 0.0%
State Street Capital Trust IV, 1.39%, 6/01/67 (b)	USD	70	$54,075

Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	506,263

Consumer Finance — 0.2%
Capital One Capital VI, 8.88%, 5/15/40		690	693,795

Insurance — 2.3%
The Allstate Corp., 6.50%, 5/15/67 (b)		2,150	2,270,937
American International Group, Inc., 8.18%, 5/15/68 (b)		195	243,750
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	738,750
MetLife Capital Trust IV, 7.88%, 12/15/66 (a)		645	786,900
MetLife, Inc., 6.40%, 12/15/66		3,500	3,718,281
Swiss Re Capital I LP, 6.85% (a)(b)(g)		1,060	1,107,700
XL Group Plc, Series E, 6.50% (b)(g)		810	733,860

			9,600,178

Total Capital Trusts – 2.6%			10,854,311

Preferred Stocks		Shares

Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)		150,000	4,137,000

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (b)(c)		40,000	108,000
Fannie Mae, Series S, 8.25% (b)(c)		10,000	16,000
Freddie Mac, Series Z, 8.38% (b)(c)		94,539	153,153

			277,153

Total Preferred Stocks – 1.1%			4,414,153

Trust Preferreds – 0.1%

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		14,810	412,089

Total Preferred Securities – 3.8%			15,680,553

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)	Value

Agency Obligations — 4.1%
Fannie Mae (d):
1.83%, 10/09/19 (j)	USD	7,305	$6,448,124
5.63%, 7/15/37		825	1,204,395
Federal Home Loan Bank (d):
5.25%, 12/09/22		700	918,594
5.37%, 9/09/24		1,100	1,481,499
Resolution Funding Corp., 2.84%, 4/15/30 (j)		6,055	3,723,098
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,405	3,234,453

			17,010,163

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (b)		—(i)	2,493
Series 1991-87, Class S, 26.10%, 8/25/21 (b)		19	29,147
Series 2005-5, Class PK, 5.00%, 12/25/34		560	602,641
Series G-7, Class S, 1,119.90%, 3/25/21 (b)		—(i)	1,583
Series G-17, Class S, 1,058.38%, 6/25/21 (b)		—(i)	1,959
Series G-33, Class PV, 1,078.42%, 10/25/21		—(i)	1,996
Series G-49, Class S, 1,012.05%, 12/25/21 (b)		—(i)	757
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,195.32%, 3/15/20 (b)		—(i)	418
Series 75, Class R, 9.50%, 1/15/21		—(i)	1
Series 75, Class RS, 29.47%, 1/15/21 (b)		—(i)	1
Series 173, Class R, 9.00%, 11/15/21		—(i)	5
Series 173, Class RS, 9.32%, 11/15/21 (b)		—(i)	5
Series 192, Class U, 1.009.03%, 2/15/12 (b)		—(i)	—
Series 1057, Class J, 1.008.00%, 3/15/21		—(i)	769
Series K013, Class A2, 3.97%, 1/25/21 (b)		930	1,072,867

			1,714,642

Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Mortgage-Backed Securities, Series K706, Class C, 4.16%, 11/25/44 (a)(b)		170	167,031

US Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 2.8%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	USD	2	$214
Series 89, Class 2, 8.00%, 10/01/18		2	318
Series 94, Class 2, 9.50%, 8/01/21		1	220
Series 1990-123, Class M, 1,009.50%, 10/25/20		—(i)	202
Series 1990-136, Class S, 19.86%, 11/25/20 (b)		5	7,673
Series 1991-99, Class L, 930.00%, 8/25/21		—(i)	885
Series 1991-139, Class PT, 648.35%, 10/25/21		—(i)	1,497
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		135	4,739
Series 2010-126, Class UI, 5.50%, 10/25/40		5,592	863,943
Series 2012-47, Class NI, 4.50%, 4/25/42		5,930	886,451
Series 2012-96, Class DI, 4.00%, 2/25/27		9,249	743,928
Series 2012-M9, Class X1, 4.08%, 12/25/17 (b)		13,425	2,285,678
Series G-10, Class S, 1,083.41%, 5/25/21 (b)		—(i)	5,727
Series G-12, Class S, 1,150.07%, 5/25/21 (b)		—(i)	3,768
Series G92-5, Class H, 9.00%, 1/25/22		23	2,992
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—(i)	266
Series 200, Class R, 196,095.82%, 12/15/22 (b)		—(i)	540
Series 1043, Class H, 43.87%, 2/15/21 (b)		3	6,996
Series 1054, Class I, 859.64%, 3/15/21 (b)		—(i)	623
Series 1056, Class KD, 1,084.50%, 3/15/21		—(i)	543
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—(i)	1,517
Series 1254, Class Z, 8.50%, 4/15/22		48	10,417
Series 2611, Class QI, 5.50%, 9/15/32		1,432	167,956
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,070	796,584
Series K707, Class XI, 1.70%, 12/25/18 (b)		2,520	202,529

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series K710, Class XI, 1.92%, 5/25/19 (b)	USD	8,665	$839,526
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 5.99%, 9/20/32		7,220	1,455,636
Series 2011-52, Class NS, 6.46%, 4/16/41		19,983	3,466,404

			11,757,772

Mortgage-Backed Securities — 12.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/15/42 (k)		16,300	17,150,656
3.50%, 3/01/42 (d)		1,339	1,434,389
4.00%, 12/01/41 (d)		4,513	4,842,517
4.50%, 7/01/41		6,123	6,630,412
5.00%, 8/01/34 (d)		4,378	4,781,906
5.50%, 12/01/13 - 6/01/38 (d)		3,061	3,345,805
6.00%, 5/01/16 - 12/15/42 (d)(k)		13,948	15,292,597
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—(i)	349

			53,478,631

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1		7	6,537
Series 228, Class 1		6	5,032
Series 1993-51, Class E		24	21,608
Series 1993-70, Class A		4	3,360
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		1	721

			37,258

Total US Government Sponsored Agency Securities – 20.3%			84,165,497

US Treasury Obligations

US Treasury Bonds:
6.25%, 8/15/23 (d)		4,355	6,328,359
5.38%, 2/15/31 (d)		375	546,914
3.50%, 2/15/39 (d)		2,865	3,316,237
4.25%, 5/15/39 (d)		2,770	3,617,013
4.38%, 5/15/40 (d)		8,225	10,961,096
4.75%, 2/15/41 (d)		1,621	2,287,131
4.38%, 5/15/41		805	1,073,920
3.13%, 11/15/41 (d)		20,940	22,487,592
3.13%, 2/15/42 (d)		2,368	2,541,160
3.00%, 5/15/42 (d)		2,730	2,855,411
2.75%, 8/15/42 (d)		6,905	6,849,974
US Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (d)		4,296	4,808,564
US Treasury Obligations		Par (000)	Value

US Treasury Notes:
2.00%, 2/15/22 (d)	USD	1,937	$2,025,527
1.75%, 5/15/22		152	155,087
1.63%, 8/15/22 (d)		5,120	5,146,797

Total US Treasury Obligations – 18.1%			75,000,782

Warrants (I) – 0.0%		Shares

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		101	—

Total Long-Term Investments (Cost – $581,703,781) – 151.3%			626,191,182

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(n)		1,033,779	1,033,779

Total Short-Term Securities (Cost – $1,033,779) – 0.2%			1,033,779

Options Purchased		Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — 0.1%
Receive a fixed rate of 1.39% and pay a floating rate based on 3-month LIBOR, Expires 10/06/14, Broker JPMorgan Chase & Co.	USD	21,600	279,531

Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker JPMorgan Chase & Co.		2,400	$4,832
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG		6,300	137,398

			142,230

Total Options Purchased (Cost – $609,510) – 0.1%			421,761

Total Investments Before TBA Sale Commitments and Options Written (Cost – $583,347,070*) – 151.6%			627,646,722

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

TBA Sale Commitments (k)		Par (000)	Value

Fannie Mae Mortgage-Backed Securities, 6.00%, 12/15/42	USD	11,200	$(12,278,000)

Total TBA Sale Commitments (Proceeds – $12,330,891) – (3.0)%			(12,278,000)

Options Written		Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — (0.7)%
Pay a fixed rate of 2.06% and receive a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase & Co.		16,100	(727,894)
Pay a fixed rate of 1.15% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		9,300	(99,193)
Pay a fixed rate of 1.15% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker BNP Paribas SA		30,300	(323,178)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, Expires 6/18/14, Broker Deutsche Bank AG		12,100	(143,898)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		9,000	(63,415)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker JPMorgan Chase & Co.		15,600	(109,920)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/21/14, Broker Deutsche Bank AG		9,700	(68,201)
Pay a fixed rate of 1.48% and receive a floating rate based on 3-month LIBOR, Expires 7/31/14, Broker JPMorgan Chase & Co.		10,000	(196,117)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker Deutsche Bank AG		9,700	(67,608)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 9/22/14, Broker Deutsche Bank AG		9,100	(669,311)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		1,100	(114,636)
Options Written		Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.	USD	3,200	$(323,833)

			(2,907,204)

Over-the-Counter Interest Rate Put Swaptions — (0.6)%
Receive a fixed rate of 2.06% and pay a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase & Co.		16,100	(61,873)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker BNP Paribas SA		30,300	(139,211)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Deutsche Bank AG		9,300	(42,728)
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 6/18/14, Broker Deutsche Bank AG		12,100	(54,484)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America Corp.		9,000	(56,627)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker JPMorgan Chase & Co.		15,600	(98,153)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, Expires 7/16/14, Broker Deutsche Bank AG		24,800	(167,790)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/16/14, Broker Deutsche Bank AG		9,700	(63,030)
Receive a fixed rate of 1.48% and pay a floating rate based on 3-month LIBOR, Expires 7/31/14, Broker JPMorgan Chase & Co.		10,000	(127,404)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker JPMorgan Chase & Co.		11,200	(76,214)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 8/01/14, Broker Deutsche Bank AG		9,700	(66,007)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, Expires 9/22/14, Broker Deutsche Bank AG		9,100	(195,452)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Options Written		Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 10/03/14, Broker JPMorgan Chase & Co.	USD	50,000	$(667,093)
Receive a fixed rate of 2.39% and pay a floating rate based on 3-month LIBOR, Expires 10/06/14, Broker JPMorgan Chase & Co.		21,600	(292,400)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG		12,600	(125,377)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		1,100	(40,391)
Receive a fixed rate of 3.60% and pay a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs Group, Inc.		3,200	(121,587)

			(2,395,821)

Total Options Written (Premiums Received – $6,530,450) – (1.3)%			(5,303,025)

Total Investments, Net of TBA Sale Commitments and Options Written – 147.3%			610,065,697
Liabilities in Excess of Other Assets – (47.3)%			(195,934,404)

Net Assets – 100.0%			$414,131,293

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$584,156,926

Gross unrealized appreciation	$49,421,251
Gross unrealized depreciation	(5,931,455)

Net unrealized appreciation	$43,489,796

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Amount is less than $500.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	--	$4,250
Credit Suisse Group AG	--	$(51,625)
Deutsche Bank AG	--	$12,281
Goldman Sachs Group, Inc.	$17,150,656	$111,938
JPMorgan Chase & Co.	--	$141
RBS Greenwich Capital, Inc.	--	$(94)

(l)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,343,014	(309,235)	1,033,779	$570

(n)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
CBA	Canadian Bankers Acceptances
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	0.13%	4/24/12	Open	$1,381,875	$1,382,978
Bank of America Merrill Lynch	0.22%	5/07/12	Open	895,125	896,263
BNP Paribas Securities Corp.	0.17%	5/09/12	Open	2,212,665	2,214,817
BNP Paribas Securities Corp.	0.18%	5/09/12	Open	1,045,494	1,046,571
UBS Securities LLC	0.28%	5/10/12	Open	3,516,450	3,522,029
Bank of America Merrill Lynch	0.25%	6/05/12	Open	6,017,494	6,024,974
BNP Paribas Securities Corp.	0.23%	6/05/12	Open	23,191,050	23,219,452
UBS Securities LLC	0.32%	6/06/12	Open	5,158,900	5,167,062
BNP Paribas Securities Corp.	0.20%	6/26/12	Open	1,214,812	1,215,879
UBS Securities LLC	0.32%	6/29/12	Open	1,806,337	1,808,826
BNP Paribas Securities Corp.	0.32%	7/02/12	Open	2,979,000	2,983,025
UBS Securities LLC	0.32%	7/02/12	Open	1,477,212	1,479,208
BNP Paribas Securities Corp.	0.27%	7/24/12	Open	573,750	574,309
Credit Suisse Securities (USA) LLC	0.23%	7/25/12	Open	3,228,713	3,231,353
Bank of America Merrill Lynch	0.17%	7/26/12	Open	6,570,606	6,574,578
Bank of America Merrill Lynch	0.18%	7/26/12	Open	22,898,159	22,912,814
UBS Securities LLC	0.33%	7/27/12	Open	2,604,925	2,607,958
UBS Securities LLC	0.34%	7/27/12	Open	1,006,000	1,007,207
Barclays Capital, Inc.	0.35%	7/31/12	Open	1,603,125	1,605,042
UBS Securities LLC	0.34%	8/07/12	Open	3,420,000	3,423,747
Credit Suisse Securities (USA) LLC	0.35%	8/08/12	Open	11,183,624	11,196,128
Barclays Capital, Inc.	0.35%	8/09/12	Open	3,435,469	3,439,276
UBS Securities LLC	0.34%	8/13/12	Open	553,800	554,375
UBS Securities LLC	0.35%	8/13/12	Open	1,855,000	1,856,984
Credit Suisse Securities (USA) LLC	0.35%	8/15/12	Open	812,000	812,853
Credit Suisse Securities (USA) LLC	0.35%	8/16/12	Open	7,127,762	7,135,177
Barclays Capital, Inc.	0.35%	8/21/12	Open	1,290,812	1,292,092
BNP Paribas Securities Corp.	0.11%	8/21/12	Open	2,791,425	2,792,295
Credit Suisse Securities (USA) LLC	0.25%	9/06/12	Open	2,019,323	2,020,528
Credit Suisse Securities (USA) LLC	0.35%	9/14/12	Open	599,688	600,142

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Reverse repurchase agreements outstanding as of November 30, 2012 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.35%	9/17/12	Open	$1,967,006	$1,968,441
Barclays Capital, Inc.	0.35%	9/18/12	Open	3,357,563	3,359,978
Credit Suisse Securities (USA) LLC	0.35%	9/28/12	Open	7,571,025	7,575,736
Credit Suisse Securities (USA) LLC	0.35%	10/05/12	Open	1,363,837	1,364,593
Bank of America Merrill Lynch	0.28%	10/16/12	Open	3,276,844	3,278,016
UBS Securities LLC	(0.50)%	10/16/12	Open	496,600	446,600
Credit Suisse Securities (USA) LLC	0.35%	10/18/12	Open	1,317,750	1,318,314
Credit Suisse Securities (USA) LLC	0.35%	10/19/12	Open	1,232,000	1,232,515
Deutsche Bank Securities, Inc.	(0.13)%	10/22/12	Open	446,663	496,283
UBS Securities LLC	0.34%	10/23/12	Open	4,492,908	4,494,563
Deutsche Bank Securities, Inc.	(0.63)%	10/24/12	12/31/22	340,864	340,639
Credit Suisse Securities (USA) LLC	0.35%	11/08/12	Open	3,945,062	3,945,945
Morgan Stanley & Co. LLC	0.34%	11/13/12	12/12/12	23,292,138	23,298,297
Deutsche Bank Securities, Inc.	0.18%	11/20/12	Open	5,158,400	5,158,684
Deutsche Bank Securities, Inc.	0.22%	11/20/12	Open	6,922,262	6,922,728

Total				$189,651,517	$189,799,274

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

247	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	54,451,922	$12,671
298	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	44,718,625	172,398
4	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2013	USD	663,750	2,182

Total						$187,251

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

15	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	3,738,188	$(4,426)
15	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	3,738,000	(5,101)
5	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	623,594	(1,960)
567	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	75,774,234	(144,430)
12	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,989,950	(3,030)
12	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,989,500	(6,459)
16	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,200	(12,742)
12	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,988,300	(9,054)
9	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,240,438	(5,235)
9	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,239,650	(9,125)
9	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,238,637	(10,636)
53	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	13,177,125	(75,432)
44	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,932,350	(66,845)
44	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	10,923,550	(78,771)
44	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,912,000	(83,721)

Total						$(516,967)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,074,139	GBP	4,413,500	Goldman Sachs Group, Inc.	1/16/13	$3,602
EUR	3,867,000	USD	5,011,675	BNP Paribas SA	1/23/13	20,157
USD	1,224,660	EUR	957,000	Deutsche Bank AG	1/23/13	(20,610)
USD	9,667,239	EUR	7,360,300	UBS AG	1/23/13	89,842

Total						$92,991

•	Credit default swaps on single name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	1,400	$159,326
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,800	(20,511)
Hillshire Brands Co.	1.00%	JPMorgan Chase & Co.	3/20/17	USD	208	2,535
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1,020	(27,895)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	USD	2,000	(54,560)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	2,000	(52,681)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1,020	(26,184)

Total						$(19,970)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on single name issues - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

MetLife, Inc.	1.00%	Credit Suisse Group AG	9/20/16	A-	USD	545	$25,599
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	29,936
MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/16	A-	USD	500	19,649
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	910	36,195
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	275	9,079
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	298	9,749
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	290	11,007

Total							$141,214

[1]	Using Standard & Poor’s (S&P’s) rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation

Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	AA+	USD	530	$33,259
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	530	34,543

Total							$67,802

[3]	Using S&P’s rating of the underlying securities.
[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Interest rate swaps outstanding as of November 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.26%[5]	3-month CBA	JPMorgan Chase & Co.	6/25/14	CAD	29,600	$(12,249)
1.27%[5]	3-month CBA	Deutsche Bank AG	7/03/14	CAD	13,600	(4,684)
1.33%[5]	3-month CBA	Deutsche Bank AG	7/05/14	CAD	13,600	3,573
1.22%[5]	3-month CBA	Deutsche Bank AG	7/09/14	CAD	13,600	(11,396)
1.24%[5]	3-month CBA	Deutsche Bank AG	7/11/14	CAD	13,600	(8,844)
1.50%[5]	3-month CBA	Deutsche Bank AG	9/09/14	CAD	22,900	37,416
1.54%[5]	3-month CBA	Deutsche Bank AG	9/13/14	CAD	22,600	45,481
0.40%[6]	3-month LIBOR	JPMorgan Chase & Co.	9/13/14	USD	29,400	(15,086)
0.37%[6]	3-month LIBOR	JPMorgan Chase & Co.	10/02/14	USD	29,600	3,212
0.39%[6]	3-month LIBOR	JPMorgan Chase & Co.	10/12/14	USD	29,100	(9,733)
0.36%[6]	3-month LIBOR	JPMorgan Chase & Co.	10/19/14	USD	23,200	4,929
0.38%[6]	3-month LIBOR	Credit Suisse Group AG	11/15/14	USD	8,900	(498)
0.39%[6]	3-month LIBOR	JPMorgan Chase & Co.	11/29/14	USD	50,000	(14,941)
1.66%[6]	3-month CBA	JPMorgan Chase & Co.	6/25/16	CAD	15,000	(14,991)
1.64%[6]	3-month CBA	Deutsche Bank AG	7/03/16	CAD	13,600	(7,781)
1.70%[6]	3-month CBA	Deutsche Bank AG	7/05/16	CAD	13,600	(23,327)
1.79%[6]	3-month CBA	Deutsche Bank AG	9/08/16	CAD	11,700	(30,857)
1.86%[6]	3-month CBA	Deutsche Bank AG	9/15/16	CAD	11,700	(46,975)
1.20%[5]	3-month LIBOR	JPMorgan Chase & Co.	8/30/18	USD	7,900	82,669
1.51%[5]	3-month LIBOR	Deutsche Bank AG	7/13/19	USD	5,900	57,199
1.18%[6]	3-month LIBOR	JPMorgan Chase & Co.	10/05/19	USD	15,800	(60,595)
1.89%[6]	3-month LIBOR	JPMorgan Chase & Co.	10/08/21	USD	11,900	(78,577)
2.04%[5]	3-month LIBOR	Morgan Stanley	5/04/22	USD	10,600	445,953
1.89%[5]	6-month EURIBOR	Citigroup, Inc.	6/27/22	EUR	1,800	55,009
2.58%[6]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(27,494)
2.68%[6]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	750	(80,125)
3.07%[6]	3-month LIBOR	Barclays Plc	3/21/42	USD	4,200	(460,989)
2.15%[6]	6-month EURIBOR	Citigroup, Inc.	6/27/42	EUR	770	32,267
2.41%[6]	3-month LIBOR	JPMorgan Chase & Co.	7/02/42	USD	1,400	46,609
2.48%[6]	3-month LIBOR	Deutsche Bank AG	7/05/42	USD	4,500	75,569
2.52%[6]	3-month LIBOR	Citigroup, Inc.	9/04/42	USD	5,100	47,593
2.52%[6]	3-month LIBOR	Goldman Sachs Group, Inc.	9/04/42	USD	5,100	49,585

Total						$77,922

[5]	Trust pays the floating rate and receives the fixed rate.
[6]	Trust pays the fixed rate and receives the floating rate.

•	Total return swaps outstanding as of November 30, 2012 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[7]	Bank of America Corp.	10/06/21	USD	1,885	$(86,844)

[7]	Trust pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,556,904	$1,109,045	$22,665,949
Common Stocks	—	—	3	3
Corporate Bonds	—	340,876,287	6,289,670	347,165,957
Foreign Agency Obligations	—	463,204	—	463,204
Municipal Bonds	—	15,201,209	—	15,201,209
Non-Agency Mortgage-Backed Securities	—	64,518,339	1,329,689	65,848,028
Preferred Securities	$4,826,242	10,854,311	—	15,680,553
US Government Sponsored Agency Securities	—	84,164,527	970	84,165,497
US Treasury Obligations	—	75,000,782	—	75,000,782
Short-Term Securities	1,033,779	—	—	1,033,779
Liabilities:
Investments:
TBA Sale Commitments	—	(12,278,000)	—	(12,278,000)
Total	$5,860,021	$600,357,563	$8,729,377	$614,946,961

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 20

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	--	$370,877	--	$370,877
Foreign currency exchange contracts	--	113,601	--	113,601
Interest rate contracts	$ 187,251	1,408,825	--	1,596,076
Liabilities:
Credit contracts	--	(181,831)	--	(181,831)
Foreign currency exchange contracts	--	(20,610)	--	(20,610)
Interest rate contracts	(516,967)	(6,212,167)	--	(6,729,134)
Other contracts	--	(86,844)	--	(86,844)
Total	$ (329,716)	$(4,608,149)	--	$(4,937,865)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 90,000	--	--	$90,000
Foreign currency at value	185,891	--	--	185,891
Cash pledged as collateral for financial futures contracts	549,000	--	--	549,000
Cash pledged as collateral for reverse repurchase agreements	1,577,467	--	--	1,577,467
Cash pledged as collateral for swaps	5,820,000	--	--	5,820,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	--	$ (707,000)	--	(707,000)
Cash received as collateral for swaps	--	(1,200,000)	--	(1,200,000)
Reverse repurchase agreements	--	(189,651,517)	--	(189,651,517)
Total	$ 8,222,358	$ (191,558,517)	--	$(183,336,159)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

Certain of the Trust's investments are categorized as Level 3 and were valued utilizing transaction prices from recent transactions or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 21

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$ 1,537,590	$ 1	$ 1,957,000	$ 523,393	$36,218	$ 4,054,202
Transfers into Level 3[1]	--	--	4,431,834	--	--	4,431,834
Transfers out of Level 3[1]	(371,621)	--	--	--	--	(371,621)
Accrued discounts/premiums	(113,251)	--	(6,425)	1,480	(7)	(118,203)
Net realized gain (loss)	4	--	--	13,680	(1,379)	12,305
Net change in unrealized appreciation/depreciation[2]	116,997	2	(92,739)	8,601	2,594	35,455
Purchases	--	--	--	985,000	--	985,000
Sales	(60,674)	--	--	(202,465)	(36,456)	(299,595)
Closing Balance, as of November 30, 2012	$ 1,109,045	$ 3	$ 6,289,670	$ 1,329,689	$970	$ 8,729,377

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,431,834 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $2,866.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30,2012 22

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 23, 2013